Related Parties Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 27, 2021	Jul. 01, 2020	Jun. 16, 2022	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 17, 2023	Mar. 31, 2023	Feb. 23, 2023	Dec. 01, 2021	Sep. 07, 2021
Related Parties Transactions [Line items]
Loans bear interest rate			5.00%
Additional working capital percentage			6.40%
Conversion price, description				The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.		The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Outstanding loan balance				$ 500,000		$ 500,000
Accrued interest				38,819		38,819	$ 13,819
Due from BHK				123,363		113,516	112,822
Principal amount						346,565		$ 1,200,000		$ 3,704,167
Outstanding balance amount						147,875	188,753
Outstanding principal and accrued interest				145,858		152,382	151,450
Interest expenses				$ 5,938		$ 4,896
Balance of outstanding loans							1,000,000
Loan agreement amount							507,000
Interest rate						6.50%
Expected credit losses						$ 953,499	865,477
Interest expenses						40,878
Interest expenses						$ 20,094	21,378
Bear Interest Rate [Member]
Related Parties Transactions [Line items]
Loan agreement, description				The advances bear interest rate of 12% per annum.		The advances bear interest rate from 12% to 13.6224% per annum.
BHK Co Development Agreement [Member]
Related Parties Transactions [Line items]
Loan agreement, description				The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.		The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
Jiangs [Member]
Related Parties Transactions [Line items]
Outstanding balance amount				$ 152,501		$ 19,789	19,789
Rgene [Member]
Related Parties Transactions [Line items]
Other receivables						2,667
Outstanding loan balance						541,486	513,819
BioFirst (Australia) [Member]
Related Parties Transactions [Line items]
Expected credit losses						839,983	752,655
Related Party [Member]
Related Parties Transactions [Line items]
Other receivables				2,553		2,667
Outstanding loan balance				887,937		747,573	513,819
Fees paid				301,972		173,132	359,992
Balance of outstanding loans						500,000	500,000
Expected credit losses				$ 963,346		$ 953,499
BioFirst [Member]
Related Parties Transactions [Line items]
Loan agreement, description				BioFirst which bears interest at 12% per annum for the use of working capital		The advances bear interest 1% per month (or equivalent to 12% per annum).
Outstanding loan balance				$ 346,565		$ 206,087
Accrued interest				0		0
Maturity date											Nov. 30, 2022
Due to a Director [Member]
Related Parties Transactions [Line items]
Fees paid				$ 3,613		$ 961	961		$ 3,613
Several Loan Agreements [Member] | AUSTRALIA
Related Parties Transactions [Line items]
Outstanding balance amount					$ 25,500
Loan agreement amount									$ 88,091
Convertible Debt [Member]
Related Parties Transactions [Line items]
Principal amount			$ 1,000,000
Jiangs [Member] | Minimum [Member]
Related Parties Transactions [Line items]
Loans bear interest rate				0.00%		0.00%
Jiangs [Member] | Maximum [Member]
Related Parties Transactions [Line items]
Loans bear interest rate				1.00%		1.00%
BioFirst (Australia) [Member]
Related Parties Transactions [Line items]
Accrued interest						$ 158,798	92,171
Research and development cost		$ 361,487
Interest rate		6.50%
Loan agreement amount											$ 250,000	$ 67,873
Repaid loan	$ 249,975
Interest rate percentage											6.50%
Accrued interest						681,185
Research fee							$ 660,484
Director [Member]
Related Parties Transactions [Line items]
Fees paid						$ 961